Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
 1940 Act File No. 811-05037

AKRE FOCUS FUND
Retail Class:  AKREX
Institutional Class:  AKRIX

Supplement dated February 2, 2017 to the
Prospectus and Statement of Additional Information
 dated November 28, 2016

Effective at the close of business on February 3, 2017, Akre Capital Management, LLC ("The Advisor") has a new physical location:

Akre Capital Management, LLC
2 W Marshall Street
Middleburg, VA 20117

The mailing address remains the same:

Akre Capital Management, LLC
PO Box 998
Middleburg, VA 20118

Accordingly, all references to the Advisor's address are replaced with the new address.

Please retain this Supplement with the Prospectus and Statement of Additional Information.